CHANGES IN EQUITY	12 Months Ended
Dec. 31, 2025
Changes In Equity
CHANGES IN EQUITY

22.	CHANGES IN EQUITY

22.1 Issued capital

As at December 31, 2025, the authorized and issued capital, fully subscribed and paid in, amounting to R$58,275.1 (R$58,226.0 in 2024 and R$58,177.9 in 2023) was composed of 15,761.6 common shares (15,757.7 in 2024 and 15,753.8 in 2023) book entry, registered, and with no par value, distributed as follows:

	2025		2024		2023
Shareholder	Millions of common shares	%	Millions of common shares	%	Millions of common shares	%
Interbrew International GmbH	8,441.6	53.6%	8,441.7	53.6%	8,441.7	53.6%
Ambrew S.A.R.L.	1,287.7	8.2%	1,287.7	8.2%	1,287.7	8.2%
Fundação Zerrenner	1,610.0	10.2%	1,610.0	10.2%	1,610.0	10.2%
Market (free float)	4,277.2	27.1%	4,388.4	27.9%	4,410.0	28.0%
Treasury shares	145.1	0.9%	29.8	0.2%	4.4	0.0%
	15,761.6	100.0%	15,757.7	100.0%	15,753.8	100.0%

		2025		2024		2023
	Millions common shares	Millions Reais	Millions common shares	Millions Reais	Millions common shares	Millions Reais

Opening balance	15,757.6	58,226.0	15,753.8	58,177.9	15,750.2	58,130.5
Capital increase (i)	4.0	49.1	3.8	48.1	3.6	47.4
Balance at the end of the period	15,761.6	58,275.1	15,757.6	58,226.0	15,753.8	58,177.9

(i)	Capital increase related to the issue of shares, under Company’s with share-based payment programs.

22.2 Capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2023	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8
Capital increases/(reduction) in associates and subsidiaries	-	-	-	(32.9)	(32.9)
Share buybacks, results from treasury shares, and share-based payments	61.6	-	-	111.2	172.8
At December 31, 2023	(1,011.8)	53,662.8	700.9	2,127.8	55,479.7
Gains/(losses) of controlling interest	-	-	-	2.0	2.0
Share buybacks, results from treasury shares, and share-based payments	(320.9)	-	-	175.7	(145.2)
At December 31, 2024	(1,332.7)	53,662.8	700.9	2,305.5	55,336.5
Share buybacks, results from treasury shares, and share-based payments	(1,614.9)	-	-	59.9	(1,555.0)
At December 31, 2025	(2,947.6)	53,662.8	700.9	2,365.4	53,781.5

22.2.1 Share buyback and treasury shares results

Treasury shares represent the Company’s own issued shares that have been repurchased by the Company. The results of treasury shares refer to gains and losses arising from share-based payment transactions and others related items. The changes in treasury shares are as follows:

	Acquisition/(realization of shares)		Results from treasury shares	Total treasury shares
	Millions shares	Millions Brazilian Reais	Millions shares	Millions Brazilian Reais
At January 1, 2023	8.5	(131.8)	(941.6)	(1,073.4)
Changes during the year	(4.1)	68.8	(7.2)	61.6
At December 31, 2023	4.4	(63.0)	(948.8)	(1,011.8)
Changes during the year	25.4	(302.7)	(18.3)	(321.0)
At December 31, 2024	29.8	(365.7)	(967.1)	(1,332.8)
Changes during the year	115.3	(1,471.0)	(143.9)	(1,614.9)
At December 31, 2025	145.1	(1,836.7)	(1,111.0)	(2,947.7)

22.2.2 Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, or for the redemption, reimbursement or repurchase of shares.

22.2.3 Share-based payment

Different share-based payment programs allow the Group’s senior management to acquire shares in the Company (note 25 - Share-based payments). The share-based payment reserve recorded an expense of R$420.6 in 2025 (R$392.5 and R$331.6 in 2024 and 2023, respectively).

22.3 Net income reserves

	Profit reserves
	Investment reserve	Legal reserve	Fiscal incentives	Total
At January 1, 2023	22,055.9	4.5	14,846.6	36,907.0
Fiscal incentives reserve	-	-	2,552.7	2,552.7
Investments reserve	3,730.2	-	-	3,730.2
At December 31, 2023	25,786.1	4.5	17,399.3	43,189.9
Fiscal incentives reserve	-	-	108.1	108.1
Investments reserve	10,339.1	-	-	10,339.1
At December 31, 2024	36,125.2	4.5	17,507.4	53,637.1
Dividends	(2,297.2)	-	-	(2,297.2)
Interest on capital	(4,200.8)	-	-	(4,200.8)
Fiscal incentives reserve	(144.6)	-	372.8	228.2
Investments reserve	6,854.9	-	-	6,854.9
At December 31, 2025	36,337.5	4.5	17,880.2	54,222.2

22.3.1 Investments reserve

From the net income after applicable deductions, there will be a target allocating of no more than 60% (sixty per cent) of the adjusted net profit to the investment reserve for the purpose of financing the expansion of the Group's activities, as defined in the Company's bylaws.

22.3.2 Legal reserve

From the net income, 5% will be applied before any other allocation, to the legal reserve, which cannot exceed 20% of the issued capital. The Company is not required to supplement the legal reserve for the year when the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the issued capital.

22.3.3 Tax incentives

The tax incentives recognized by the Company in its net equity, under profit reserves, relate to industrial development programs that aim at the fostering of employment generation, increasing of regional decentralization, in addition to complementing and diversifying the industrial bases of some regions and states in Brazil. In these states, the grace periods and incentive terms are set out in normative acts issued by the respective states, and when there are conditions for obtaining these grants, they are under the Company’s control. The tax treatment of states incentives complies with the provisions of current federal, state, and municipal legislation, particularly Complementary Federal Law No. 160/2017 and CONFAZ Agreement No. 190/2017. Following the revocation of Article 30 of Federal Law No. 12,973/14 by Federal Law No. 14,789/23, the state tax incentives in the form of presumed ICMS credits have ceased to be allocated to the tax incentive reserve, starting from 2024. The other federal and state tax incentives related to the nature explained above continue to be recognized as reserve.

22.3.4 Interest on shareholders’ equity / dividends

Brazilian companies are permitted to distribute the interest attributed to shareholders’ equity calculated based on the long-term interest rate (“TJLP”), with such interest being tax-deductible, in accordance with the applicable law and, when distributed, may be considered part of the minimum mandatory dividends.

As determined by its by-laws, the Company is required to distribute to its shareholders, as a minimum mandatory dividend in respect of each fiscal year ending December 31, an amount of not less than 40% of its net income determined under Brazilian law, adjusted in accordance with the applicable law, unless the payment of such amount would be incompatible with Ambev’s financial situation. The minimum mandatory dividend includes amounts paid as interest on shareholders’ equity.

Events during the year ended 2025:

Event	Approval	Type	Date of payment	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	2/25/2025	Dividends	4/4/2025	ON	0.1276	1,997.5
Board of Directors’ Meeting	5/7/2025	Dividends	7/7/2025	ON	0.1280	2,000.2
Board of Directors’ Meeting	7/30/2025	Dividends	10/6/2025	ON	0.1283	2,000.5
Board of Directors’ Meeting	12/9/2025	Dividends	12/30/2025	ON	0.1153	1,800.6
Board of Directors’ Meeting	12/9/2025	Dividends	12/30/2025	ON	0.3459	5,401.7
Board of Directors’ Meeting	12/9/2025	Interest on capital	until 12/31/2026	ON	0.2690	4,200.7
						17,401.2

Distribution dividends–February/2025 resolution: on meeting held on February 25, 2025, the Board of Directors approved the distribution of dividends at a rate of R$0.1276 per share of the Company, based on the available balances in the balance sheet of January 31, 2025, which were treated as part of the mandatory minimum dividends for the 2025 fiscal year, and the remainder was allocated to the Investments Reserve constituted in previous fiscal years. The payment of dividends was made on April 04, 2025.

Distribution dividends–May/2025 resolution: on meeting held on May 07, 2025, the Board of Directors approved the distribution of dividends at a rate of R$0.1280 per share of the Company, based on the available balances in the balance sheet of March 31, 2025, which were treated as part of the mandatory minimum dividends for the 2025 fiscal year. The payment of dividends was made on July 07, 2025.

Distribution dividends- July/2025 resolution: on the meeting held on July 30, 2025, the Board of Directors approved the distribution of dividends at a rate of R$0.1283 per share of the Company, based on the available balances in the balance sheet of June 30, 2025, which were treated as part of the mandatory minimum dividends for the 2025 fiscal year. The payment of dividends was made on October 06, 2025.

Distribution of dividends – December/2025 resolution: At a meeting held on December 09, 2025, the Board of Directors approved the distribution of dividends of dividends in the amount of R$0.4612 per share of the Company, based on the November Balance Sheet. Of this amount, R$0.3459 per share was allocated to the mandatory minimum dividend for fiscal year 2025 and distributed based on the profit for the year, and R$0.1153 per share will be paid as additional dividends and distributed based on the profit reserve. The payment was made on December 30, 2025.

Distribution of Interest on Capital (IOC) and dividends – December/2025: at a meeting of the Board of Directors held on December 09, 2025, the distribution of interest on capital IOC at a rate, based on the profit reserve as determined in the November Balance Sheet, was approved in the amount of R$0.2690 per share of the Company.

Considering that the mandatory minimum dividend requirement for fiscal year 2025 had already been met, the IOC amount was not allocated to the mandatory minimum dividend for that fiscal year 2025. The payment will be made by December 31, 2026.

Events during the year ended 2024:

Event	Approval	Type	Date of payment	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	12/11/2024	Dividends	1/7/2025	ON	0.4228	6,653.2
Board of Directors’ Meeting	12/11/2024	Interest on capital	12/30/2024	ON	0.2448	3,852.2
						10,505.4

Distribution of Interest on Capital (IOC) and dividends – December/2024: at a meeting of the Board of Directors held on December 11, 2024, the distribution of IOC at a rate of R$0.2448 per share of the Company was approved, in addition to dividends at a rate of R$0.4228 per share of the Company, based on the available balances in the extraordinary balance sheet of November 30, 2024, which are allocated to the mandatory minimum dividends of the same fiscal year. The distribution of IOC is taxed in accordance with the current legislation in Brazil, resulting in a net distribution of R$0.2081 per share of the Company, except for corporate shareholders who are exempt under Article 5 of Law No. 11,053/04, with the amendments introduced by Law No. 11,196/05. The payment of IOC was made on December 30, 2024, based on the shareholder position of December 19, 2024, regarding B3, and December 23, 2024, regarding the NYSE, without the incidence of monetary correction. The payment of dividends was made on January 7, 2025.

Events during the year ended 2023:

Event	Approval	Type	Date of payment	Type of share	Amount per share	Total amount
Board of Directors’ Meeting	12/12/2023	Interest on capital	12/28/2023	ON	0.7302	11,500.2
						11,500.2

Distribution of interest on capital – December/2023: at the meeting held on December 12, 2023, was approved the distribution of IOC in the amount of R$0.7302 per share, based on available balances, in the Company’s extraordinary balance sheet dated as of November 30, 2023, which were attributed to the minimum mandatory dividends of the same fiscal year. The IOC distribution was taxed pursuant to the applicable law in Brazil, which resulted in a net interest on shareholder’s equity distribution of R$0.6207 per share of, except for shareholders that are corporate entities that are immune or exempted pursuant to article 5 of Law 11,053/04, as amended by Law No. 11,196/05. The indicated payment was made on December 28, 2023, considering the shareholding position of December 19, 2023 with respect to B3, and December 26, 2023 with respect to the NYSE, without any monetary adjustment.

22.4 Destinations

As at December 31, 2025 the Company has made appropriations to retained earnings, in accordance with the Brazilian Corporate law and the Company’s bylaws. The Company believes that the predecessor basis of accounting should not affect the determination of the minimum mandatory dividend. Therefore, the Company has adjusted the calculation base of the minimum mandatory dividends, to exclude any current and future impacts on net income arising from the adoption of this accounting practice, related to the amortization/depreciation of surplus assets or even a possible impairment of goodwill.

	2025	2024	2023
Net income, attributable to the equity holders of Ambev	15,503.4	14,437.2	14,501.9
Statute-barred /(additional) dividends	82.4	22.2	-
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effects of the application of IAS 29 (hyperinflation)	2,377.3	6,481.3	3,269.4
Retained earnings basis for dividends and destinations	17,974.9	20,952.5	17,783.1

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on the profit for the year	10,903.3	10,505.4	11,500.2
Total of dividends and interest on capital	10,903.3	10,505.4	11,500.2
Percentage of profits distributed	61%	50%	65%

22.5 Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Obligations related to the acquisition of a non-controlling interest	Gains/(losses) of non-controlling interest’s share	Other movements	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2023	6,754.0	908.6	(665.0)	(6.7)	(66.3)	(64.4)	156.1	(75,437.8)	(68,421.5)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments [CTA]	(9,212.4)	-	-	-	-	-	-	-	(9,212.4)
Cash flow hedges	-	(210.8)	-	-	-	-	-	-	(210.8)
Actuarial gains/(losses)	-	-	(13.2)	-	-	-	-	-	(13.2)
Total comprehensive income	(9,212.4)	(210.8)	(13.2)	-	-	-	-	-	(9,436.4)
Options granted on subsidiaries	-	-	-	6.7	-	-	-	-	6.7
Gains/(losses) of controlling interest	-	-	-	-	(2.6)	-	-	-	(2.6)
Taxes on deemed dividends	-	-	-	-	-	(12.4)	-	-	(12.4)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2023	(2,458.4)	697.8	(678.2)	-	(68.9)	(76.8)	156.1	(75,449.6)	(77,878.0)
Comprehensive income:
Gains/(losses) on cumulative translation adjustments [CTA]	8,194.7	-	-	-	-	-	-	-	8,194.7
Cash flow hedges	-	551.6	-	-	-	-	-	-	551.6
Actuarial gains/(losses)	-	-	76.9	-	-	-	-	-	76.9
Total comprehensive income	8,194.7	551.6	76.9	-	-	-	-	-	8,823.2
Gains/(losses) of controlling interest	385.7	(0.6)	(1.2)	-	142.7	-	-	-	526.6
Taxes on deemed dividends	-	-	-	-	-	(17.3)	-	-	(17.3)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2024	6,122.0	1,248.8	(602.5)	-	73.8	(94.1)	156.1	(75,461.4)	(68,557.3)
Comprehensive income:
Gains/(losses) on cumulative translation adjustment [CTA]	(8,835.3)	-	-	-	-	-	-	-	(8,835.3)
Cash flow hedges	-	(898.2)	-	-	-	-	-	-	(898.2)
Actuarial gains/(losses)	-	-	(0.4)	-	-	-	-	-	(0.4)
Total comprehensive income	(8,835.3)	(898.2)	(0.4)	-	-	-	-	-	(9,733.9)
Gains/(losses) of controlling interest	-	-	-	-	11.7	-	-	-	11.7
Taxes on deemed dividends	-	-	-	-	-	(61.7)	-	-	(61.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	-	(11.8)	(11.8)
Effect related to the sale of a subsidiary (i)	-	-	(11.5)	-	-	-	-	-	(11.5)
At December 31, 2025	(2,713.3)	350.6	(614.4)	-	85.5	(155.8)	156.1	(75,473.2)	(78,364.5)

(i)	As disclosed in note 1 - Corporate Information, item 1.3.3 – Sale of subsidiary.

22.5.1 Translation reserves

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements with a functional currency different to the Real.

The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment hedges.

22.5.2 Cash flow hedge reserves

The hedging reserves represent the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss (for additional information, see note 28 - Financial instruments and risks).

22.5.3 Actuarial gains and losses

Actuarial gains and losses include expectations regarding future pension plan obligations. Consequently, the results of actuarial gains and losses are recognized on a monthly considering the best estimates available to Management, reasoned on the expectations presented in the independent actuarial report. There was no actuarial gain or loss due to a surplus or deficit in 2025.

22.5.4 Accounting adjustments for transactions between shareholders

Transactions between shareholders of the same business, even when carried out between persons who are totally independent of each other, which have a valid economic rationale and reflect usual market conditions, will be consolidated by the applicable accounting standards as having taken place within the same accounting entity.

As determined by IFRS 10 - Consolidated Financial Statements, any difference between the amount paid (fair value) for the acquisition of a non-controlling interest and the carrying amount of such non-controlling interest shall be recognized directly in the controlling shareholders’ equity. The acquisition of the non-controlling interest related to Former Ambev and the abovementioned adjustment was recognized in Carrying value adjustments when applicable.

Accounting policies

Issued capital and treasury shares

The Company's issued capital consists only of common shares. The Company holds treasury shares for future disposal, cancellation or for the payment of its executives' share-based compensation programs. When the Company buyback its own shares, the amount paid, including directly attributable costs, are recognized in a specific account under treasury shares as a reduction of shareholders' equity.

Share issuance costs

Incremental costs directly attributable to the issuance of new shares or options are presented in equity as a deduction, net of tax, from the proceeds.

Dividends and interest on shareholder’s equity

Dividends and interest on shareholders’ equity are recognized in liabilities from the date on which they are approved by a Board of Directors’ Meeting, except for the minimum statutory dividends provided for under the Company’s bylaws, which are recognized as a liability, when applicable, at the end of each fiscal year.

The interest expense attributable to capital to shareholders is recognized in income for the purposes of the calculation of Brazilian income and social contribution tax, and is subsequently reclassified from shareholders' equity for presentation purposes in the financial statements.